Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Cash and Cash Equivalents

Cash and cash equivalents as at March 31, 2017, 2018 and 2019, consist of cash and balances on deposit with banks. Cash and cash equivalents consist of the following:

	As at March 31,
	2017		2018		2019
Cash and bank balances	₹	27,808	₹	23,300	₹	41,966
Demand deposits with banks *		24,902		21,625		116,563

	₹	52,710	₹	44,925	₹	158,529

* These deposits can be withdrawn by the Company at any time without prior notice and any penalty on the principal.

Summary of Cash and Cash Equivalents for the Purpose of Cash Flow Statement

Cash and cash equivalents consist of the following for the purpose of the cash flow statement:

	As at March 31,
	2017		2018		2019
Cash and cash equivalents (as above)	₹	52,710	₹	44,925	₹	158,529
Bank overdrafts		(1,992)		(3,999)		(4)

	₹	50,718	₹	40,926	₹	158,525